Statements of Net Assets Available for Benefits - EBP 334 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash	$ 215,919	$ 41,796
Investments:
Investments, at fair value (Notes 5 and 6)	2,948,346,829	2,728,603,700
Investments, at contract value (Note 7)	159,834,312	189,368,712
Total Investments	3,108,181,141	2,917,972,412
Receivables:
Participant contributions	2,510,065	0
Employer contributions	1,380,965	0
Notes receivable from participants	53,732,825	50,639,635
Total Receivables	57,623,855	50,639,635
Total Assets	3,166,020,915	2,968,653,843
Liabilities:
Accrued expenses	4,763	11,179
Net Assets Available for Benefits	$ 3,166,016,152	$ 2,968,642,664